Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Business segment information
Net revenue:	¥ 2,013,500	¥ 2,096,100
Net interest income	979,452	1,030,417
Operating expenses	1,379,400	1,363,000
Operating profit (loss)	634,100	733,100
BK and TB
Business segment information
Net revenue:	994,600	1,047,000
Net interest income	582,300	488,700
Net fees	292,600	272,700
Other	119,700	285,600
Other than BK and TB
Business segment information
Net revenue:	1,018,900	1,049,100
Operating Segments | Customer Business
Business segment information
Net revenue:	1,701,100	1,622,700
Net interest income	366,200	339,700
Net fees	328,400	300,700
Other	35,300	24,100
Operating expenses	1,205,100	1,172,700
Operating profit (loss)	496,000	450,000
Operating Segments | BK and TB | Customer Business
Business segment information
Net revenue:	729,900	664,500
Operating Segments | Other than BK and TB | Customer Business
Business segment information
Net revenue:	971,200	958,200
Operating Segments | Digital Service Business Group | Customer Business
Business segment information
Net revenue:	364,500	365,400
Net interest income	110,000	113,300
Net fees	20,200	14,100
Other	3,000	1,300
Operating expenses	276,200	271,900
Operating profit (loss)	88,300	93,500
Operating Segments | Digital Service Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	133,200	128,700
Operating Segments | Digital Service Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	231,300	236,700
Operating Segments | Retail & Commercial Banking Business Group | Customer Business
Business segment information
Net revenue:	287,500	251,900
Net interest income	82,100	81,900
Net fees	90,000	78,700
Other	9,400	8,200
Operating expenses	247,800	247,400
Operating profit (loss)	39,700	4,500
Operating Segments | Retail & Commercial Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	181,500	168,800
Operating Segments | Retail & Commercial Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	106,000	83,100
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	264,700	252,200
Net interest income	96,000	81,000
Net fees	87,300	95,700
Other	22,500	22,600
Operating expenses	156,300	155,500
Operating profit (loss)	108,400	96,700
Operating Segments | Japanese Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	205,800	199,300
Operating Segments | Japanese Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	58,900	52,900
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	376,800	415,400
Net interest income	900	600
Net fees	0	0
Other	0	(100)
Operating expenses	267,200	263,500
Operating profit (loss)	109,600	151,900
Operating Segments | Global Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	900	500
Operating Segments | Global Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	375,900	414,900
Operating Segments | Global Commercial Banking Business Group | Customer Business
Business segment information
Net revenue:	176,100	138,200
Net interest income	4,100	2,200
Net fees	48,600	44,700
Other	0	(100)
Operating expenses	118,400	102,900
Operating profit (loss)	57,700	35,300
Operating Segments | Global Commercial Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	52,700	46,800
Operating Segments | Global Commercial Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	123,400	91,400
Operating Segments | Asset Management & Investor Services Business Group | Customer Business
Business segment information
Net revenue:	231,500	199,600
Net interest income	73,100	60,700
Net fees	82,300	67,500
Other	400	(7,800)
Operating expenses	139,200	131,500
Operating profit (loss)	92,300	68,100
Operating Segments | Asset Management & Investor Services Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	155,800	120,400
Operating Segments | Asset Management & Investor Services Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	75,700	79,200
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	280,800	464,800
Net interest income	127,700	104,700
Net fees	(4,500)	1,400
Other	68,900	238,700
Operating expenses	118,200	114,700
Operating profit (loss)	162,600	350,100
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	192,100	344,800
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	88,700	120,000
Other
Business segment information
Net revenue:	31,600	8,600
Net interest income	88,400	44,300
Net fees	(31,300)	(29,400)
Other	15,500	22,800
Operating expenses	56,100	75,600
Operating profit (loss)	(24,500)	(67,000)
Other | BK and TB
Business segment information
Net revenue:	72,600	37,700
Other | Other than BK and TB
Business segment information
Net revenue:	¥ (41,000)	¥ (29,100)